Quarterly Holdings Report
for
Fidelity® Dividend ETF for Rising Rates
October 31, 2024
T19-NPRT1-1224
1.9880053.108
Common Stocks - 99.7%
	Shares	Value ($)
DENMARK - 0.4%
Industrials - 0.4%
Marine Transportation - 0.4%
AP Moller - Maersk A/S Series B	1,454	2,285,781
Transportation Infrastructure - 0.0%
Svitzer Group A/S	2,908	100,828
TOTAL DENMARK		2,386,609
GERMANY - 1.5%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Bayerische Motoren Werke AG	28,891	2,268,354
Mercedes-Benz Group AG	44,439	2,687,258
		4,955,612
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer AG	125,893	3,388,875
TOTAL GERMANY		8,344,487
JAPAN - 0.9%
Industrials - 0.9%
Marine Transportation - 0.9%
Mitsui OSK Lines Ltd	72,400	2,482,489
Nippon Yusen KK	75,500	2,546,654

TOTAL JAPAN		5,029,143
SWEDEN - 1.4%
Information Technology - 1.4%
Communications Equipment - 1.4%
Telefonaktiebolaget LM Ericsson B Shares	921,436	7,662,523
UNITED KINGDOM - 1.9%
Consumer Staples - 0.9%
Tobacco - 0.9%
British American Tobacco PLC	69,636	2,412,767
Imperial Brands PLC	86,656	2,603,635
		5,016,402
Financials - 0.5%
Capital Markets - 0.5%
Schroders PLC	637,788	2,820,704
Industrials - 0.5%
Industrial Conglomerates - 0.5%
CK Hutchison Holdings Ltd	508,700	2,676,197
TOTAL UNITED KINGDOM		10,513,303
UNITED STATES - 93.6%
Communication Services - 7.6%
Diversified Telecommunication Services - 1.7%
AT&T Inc	217,241	4,896,612
Verizon Communications Inc	104,432	4,399,720
		9,296,332
Entertainment - 1.6%
Electronic Arts Inc	21,207	3,199,076
TKO Group Holdings Inc Class A (b)	30,692	3,583,905
Warner Music Group Corp Class A	70,725	2,260,371
		9,043,352
Media - 4.3%
Comcast Corp Class A	96,972	4,234,767
Fox Corp Class A	83,231	3,495,702
Interpublic Group of Cos Inc/The	81,480	2,395,512
New York Times Co/The Class A	54,196	3,026,305
News Corp Class A	109,068	2,972,103
Nexstar Media Group Inc	14,748	2,594,468
Omnicom Group Inc	30,709	3,101,609
Paramount Global Class B (c)	180,423	1,973,828
		23,794,294
Consumer Discretionary - 8.2%
Automobiles - 1.4%
Ford Motor Co	291,924	3,003,898
General Motors Co	92,393	4,689,869
		7,693,767
Hotels, Restaurants & Leisure - 2.4%
Marriott International Inc/MD Class A1	15,034	3,909,141
McDonald's Corp	17,757	5,186,997
Starbucks Corp	44,441	4,341,886
		13,438,024
Specialty Retail - 3.8%
Best Buy Co Inc	42,367	3,831,248
Home Depot Inc/The	18,872	7,430,850
Lowe's Cos Inc	19,809	5,186,590
TJX Cos Inc/The	43,219	4,885,044
		21,333,732
Textiles, Apparel & Luxury Goods - 0.6%
NIKE Inc Class B	42,610	3,286,508
TOTAL CONSUMER DISCRETIONARY		45,752,031

Consumer Staples - 4.5%
Beverages - 1.7%
Coca-Cola Co/The	74,509	4,866,183
PepsiCo Inc	26,388	4,382,519
		9,248,702
Consumer Staples Distribution & Retail - 0.1%
Walgreens Boots Alliance Inc	96,360	911,565
Household Products - 1.1%
Procter & Gamble Co/The	37,587	6,208,621
Tobacco - 1.6%
Altria Group Inc	67,994	3,702,953
Philip Morris International Inc	38,357	5,089,974
		8,792,927
TOTAL CONSUMER STAPLES		25,161,815

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Chevron Corp	25,042	3,726,750
Civitas Resources Inc	16,560	807,962
ConocoPhillips	21,309	2,334,188
Devon Energy Corp	30,437	1,177,303
EOG Resources Inc	14,904	1,817,692
Exxon Mobil Corp	51,515	6,015,923
Targa Resources Corp	13,865	2,314,900
		18,194,718
Financials - 13.4%
Banks - 7.9%
Bank of America Corp	168,952	7,065,573
Citigroup Inc	78,076	5,010,137
JPMorgan Chase & Co	48,929	10,858,324
PNC Financial Services Group Inc/The	26,552	4,998,945
Truist Financial Corp	103,151	4,440,651
US Bancorp	95,904	4,633,122
Wells Fargo & Co	104,749	6,800,305
		43,807,057
Capital Markets - 4.0%
Blackstone Inc	33,620	5,639,755
CME Group Inc Class A	19,585	4,413,676
Goldman Sachs Group Inc/The	11,889	6,156,005
Morgan Stanley	50,707	5,894,689
		22,104,125
Financial Services - 1.5%
Visa Inc Class A	28,397	8,230,870
TOTAL FINANCIALS		74,142,052

Health Care - 10.6%
Biotechnology - 1.5%
AbbVie Inc	41,434	8,447,150
Health Care Providers & Services - 2.4%
CVS Health Corp	65,557	3,701,348
UnitedHealth Group Inc	17,258	9,742,141
		13,443,489
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co	100,443	5,601,706
Eli Lilly & Co	14,162	11,750,778
Johnson & Johnson	49,474	7,908,914
Merck & Co Inc	56,957	5,827,840
Pfizer Inc	200,200	5,665,660
		36,754,898
TOTAL HEALTH CARE		58,645,537

Industrials - 7.4%
Aerospace & Defense - 2.8%
GE Aerospace	30,790	5,289,107
Lockheed Martin Corp	8,426	4,601,017
RTX Corp	43,553	5,269,477
		15,159,601
Air Freight & Logistics - 0.6%
United Parcel Service Inc Class B	26,023	3,488,643
Electrical Equipment - 0.4%
GE Vernova Inc	7,698	2,322,179
Ground Transportation - 0.7%
Union Pacific Corp	16,918	3,926,160
Industrial Conglomerates - 0.7%
Honeywell International Inc	20,216	4,158,027
Machinery - 2.2%
Caterpillar Inc	13,876	5,220,151
Deere & Co	9,479	3,836,057
PACCAR Inc	31,247	3,258,437
		12,314,645
TOTAL INDUSTRIALS		41,369,255

Information Technology - 31.5%
Communications Equipment - 1.4%
Cisco Systems Inc	142,527	7,806,204
IT Services - 1.4%
IBM Corporation	36,446	7,534,117
Semiconductors & Semiconductor Equipment - 12.3%
Broadcom Inc	87,742	14,895,959
NVIDIA Corp	337,677	44,830,000
Texas Instruments Inc	40,981	8,325,700
		68,051,659
Software - 6.6%
Microsoft Corp	90,052	36,592,630
Technology Hardware, Storage & Peripherals - 9.8%
Apple Inc	179,548	40,561,689
Dell Technologies Inc Class C	61,293	7,577,654
HP Inc	182,885	6,496,074
		54,635,417
TOTAL INFORMATION TECHNOLOGY		174,620,027

Materials - 2.4%
Chemicals - 1.5%
Air Products and Chemicals Inc	5,025	1,560,413
Dow Inc	20,439	1,009,278
International Flavors & Fragrances Inc	11,211	1,114,710
Linde PLC	6,781	3,093,153
LyondellBasell Industries NV Class A1	10,098	877,011
Mosaic Co/The	26,160	700,042
		8,354,607
Containers & Packaging - 0.4%
Amcor PLC	89,320	994,131
International Paper Co	24,050	1,335,737
		2,329,868
Metals & Mining - 0.5%
Freeport-McMoRan Inc	32,448	1,460,809
Newmont Corp	31,752	1,442,811
		2,903,620
TOTAL MATERIALS		13,588,095

Real Estate - 2.4%
Diversified REITs - 0.2%
WP Carey Inc	18,090	1,007,975
Health Care REITs - 0.3%
Omega Healthcare Investors Inc	36,136	1,534,696
Industrial REITs - 0.4%
Prologis Inc	17,246	1,947,763
Retail REITs - 0.3%
Simon Property Group Inc	10,517	1,778,635
Specialized REITs - 1.2%
Crown Castle Inc	13,456	1,446,385
Gaming and Leisure Properties Inc	24,132	1,211,185
Public Storage Operating Co	5,113	1,682,484
VICI Properties Inc	42,724	1,356,914
Weyerhaeuser Co	37,254	1,160,835
		6,857,803
TOTAL REAL ESTATE		13,126,872

Utilities - 2.3%
Electric Utilities - 2.0%
American Electric Power Co Inc	16,074	1,587,308
Duke Energy Corp	16,671	1,921,666
Edison International	16,352	1,347,405
Exelon Corp	34,476	1,354,907
NextEra Energy Inc	35,536	2,816,228
Southern Co/The	23,349	2,125,459
		11,152,973
Multi-Utilities - 0.3%
Dominion Energy Inc	26,803	1,595,582
TOTAL UTILITIES		12,748,555

TOTAL UNITED STATES		519,482,935
TOTAL COMMON STOCKS (Cost $432,846,497)		553,419,000

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/21/2024 (f) (Cost $80,774)	5.08	81,000	80,792

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	946,034	946,223
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	1,984,202	1,984,400
TOTAL MONEY MARKET FUNDS (Cost $2,930,623)			2,930,623

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $435,857,894)	556,430,415
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(847,870)
NET ASSETS - 100.0%	555,582,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec 2024	1,147,700	750	750
CME Micro E-mini S&P 500 Index Contracts (United States)	28	Dec 2024	803,390	(5,763)	(5,763)

TOTAL FUTURES CONTRACTS					(5,013)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $58,685 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $80,792.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	520,294	4,784,602	4,358,673	10,596	-	-	946,223	0.0%
Fidelity Securities Lending Cash Central Fund	5,046,580	8,446,877	11,509,057	9,560	-	-	1,984,400	0.0%
Total	5,566,874	13,231,479	15,867,730	20,156	-	-	2,930,623

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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